Long-term Debt - Term bank loans/ Credit facilities (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 03, 2015	Jul. 12, 2013	Jul. 25, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2016	Aug. 22, 2016	Jun. 30, 2015	Feb. 13, 2015	Feb. 28, 2013
Debt Instrument [Line Items]
Repayment of debt				$ 215,279	$ 61,179	$ 1,862,250
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Jul. 12, 2013
Debt Instrument, Face Amount		$ 1,800,000		$ 1,900,000
Maturity Date Of Loan				Q3 2020
$1.9 billion Secured Term Loan B Facility | Tranche B1 term loans
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 975,000
Maturity Date Of Loan		Q1 2021
$1.9 billion Secured Term Loan B Facility | Tranche B2 term loans
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 825,000
Maturity Date Of Loan		Q3 2016
$1.9 billion Secured Term Loan B Facility | Additional Tranche B1 Term Loans
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Jul. 26, 2013
Debt Instrument, Face Amount				$ 100,000
Debt Instrument Maturity Date Description				As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Jul. 25, 2014
Debt Instrument, Face Amount				$ 1,300,000
Long-term debt bearing with fixed interest			$ 1,300,000
Debt Instrument, Maturity Date				Jul. 25, 2021
1.35 billion Senior Secured Credit Facility
Debt Instrument [Line Items]
Repayment of debt			$ 1,300,000
Line of Credit Facility, Maximum Borrowing Capacity											$ 1,350,000
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Feb. 13, 2015
Restricted cash pledged as security									$ 15,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 462,000						$ 475,000
Amount drawn down	$ 462,000
Debt Instrument, Term				5 years
Variable rate basis				LIBOR
Covenant terms				Under the $462,000 Senior Secured Credit Facility, the Company was required to find a new Satisfactory Drilling Contract (as defined in the loan agreement) by May 21, 2016.
Mandatory prepayment of debt								$ 145,894
Amended mandatory prepayment amount							$ 125,000
Long-term Debt, Maturities, Repayment Terms				The repayment schedule of the loan was altered to include a cash sweep term authorizing the lenders to transfer any excess cash flow on a monthly basis, as a prepayment pro rata across the loan, therefore, leading to the full repayment of the loan by June 2018, whereas according to the initial repayment schedule it would have been fully repaid by June 2020.